OPERATIONS	12 Months Ended
Dec. 31, 2025
Disclosure of joint operations [abstract]
OPERATIONS	OPERATIONS
Azul S.A. (“Azul”), together with its subsidiaries (“Company”) is a corporation governed by its bylaws, as per Law No. 6404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). The Company incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo or postal, passenger charter, provision of maintenance and hangarage services for aircraft, engines, parts and components, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity holding in other companies since the beginning of its operations on December 15, 2008.
The Company carries out its activities through its subsidiaries, mainly Azul Linhas Aéreas Brasileiras S.A. (“ALAB”) and Azul Conecta Ltda. (“Conecta”), which hold authorization from government authorities to operate as airlines and ATS Viagens e Turismo Ltda (“Azul Viagens”) for tourism services.
Azul’s shares are traded on B3 and are suspended from trading on the New York Stock Exchange (NYSE) as a result of the voluntary financial reorganization process under Chapter 11 of the U.S. Bankruptcy Code.

Azul is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 8th floor, in the city of Barueri, state of São Paulo, Brazil.

1.1Organizational structure
The Company organizational structure as of December 31, 2025 is as follows:
The table below lists the operational activities in which the Azul subsidiaries are engaged, as well as the ownership .

					% Equity interest
					December 31,
Company	Type of investment	Main activity	State	Country	2025	2024

Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Direct	Equity holding in other companies	George Town	Cayman Islands	25%	25%
Azul IP Cayman Ltd. (Azul Cayman)	Indirect	Intellectual property owner	George Town	Cayman Islands	100%	100%
IntelAzul S.A. (IntelAzul)	Direct	Frequent-flyer program	São Paulo	Brazil	100%	100%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25%	25%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	São Paulo	Brazil	100%	100%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25%	25%
Azul Conecta Ltda. (Conecta)	Indirect	Airline operations	São Paulo	Brazil	100%	100%
ATS Viagens e Turismo Ltda. (Azul Viagens)	Indirect	Travel packages	São Paulo	Brazil	100%	100%
ATSVP Viagens Portugal, Unipessoal LDA (Azul Viagens Portugal)	Indirect	Travel packages	Lisbon	Portugal	100%	100%
Azul IP Cayman Holdco Ltd. (Azul Cayman Holdco)	Indirect	Equity holding in other companies	George Town	Cayman Islands	25%	25%
Cruzeiro Participações S.A. (Cruzeiro)	Indirect	Equity holding in other companies	São Paulo	Brazil	100%	100%
Azul Investments LLP (Azul Investments)	Indirect	Funding	Delaware	USA	100%	100%
Azul SOL LLC (Azul SOL)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Azul Finance LLC (Azul Finance)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Azul Finance 2 LLC (Azul Finance 2)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Blue Sabiá LLC (Blue Sabiá)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Canela Investments LLC (Canela)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Canela Turbo Three LLC (Canela Turbo)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Canela 336 LLC (Canela 336)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Azul Saira LLC (Azul Saira)	Indirect	Aircraft financing	Delaware	USA	100%	100%
Azul Secured Finance LLP (Azul Secured)	Indirect	Funding	Delaware	USA	100%	100%
Azul Secured Finance 2 LLP (Azul Secured 2)	Indirect	Funding	Delaware	USA	100%	100%
1.2Seasonality
The Company’s operating revenues depend substantially on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays. Considering the distribution of fixed costs, this seasonality tends to cause variations in operating results between periods of the fiscal year.